Advances to Suppliers and Other Current Assets, Net (Details) - Schedule of advances to suppliers and other current assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of advances to suppliers and other current assets [Abstract]
VAT-input	$ 31,701	$ 69,388
Deposits	321,834	294,242
Prepaid expense	53,986	833,211
Others	459,374	72,450
Total other current assets	866,895	1,269,291
Advances to suppliers	5,571,690	3,776,962
Total	6,438,585	5,046,253
Less: allowance for credit losses	(241,891)	(530,818)
Advances to suppliers and other current assets, net	$ 6,196,694	$ 4,515,435